Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
14.	Leases

Set out below, are the carrying amounts of the Company’s right-of-use assets related to buildings used as offices and hubs and lease liabilities and the movements during the year:

	Right-of-use assets			Lease Liabilities
	2023	2022	2021	2023	2022	2021
As of January 1,	350,393	136,104	127,921	323,339	161,532	149,353

New contracts	3,274	6,901	13,578	3,274	6,901	13,578
Re-measurement by index (i)	23,878	19,214	11,744	23,878	19,214	11,744
Lease Modification (ii)	(2,529)	(19,454)	(1,594)	(1,919)	(17,763)	(1,763)
Business combinations	-	228,258	-	-	171,829	-
Depreciation expense	(25,333)	(20,630)	(15,545)	-	-	-
Accrued interest	-	-	-	33,857	28,246	16,008
Payment of principal	-	-	-	(20,738)	(18,374)	(11,380)
Payment of interest	-	-	-	(33,857)	(28,246)	(16,008)
As of December 31,	349,683	350,393	136,104	327,834	323,339	161,532

Current	-	-	-	51,621	51,310	27,204
Non-current	349,683	350,393	136,104	276,213	272,029	134,328

(i)	Lease liabilities and right-of-use assets were incremented with respect to variable lease payments that depend on an index or a rate, because of annual rental prices contractually adjusted by market inflation rate General Market Price Index (Índice Geral de Preços do Mercado), or IGP-M.
(ii)	During the year ended December 31, 2023, the Company partially reduced the scope of one lease contract with a corresponding liability in the amount of R$ 1,919. As a result, a gain of R$ 610 was recognized in other income (expenses), net, in the statement of profit and loss.
(iii)	The Company has received Covid-19 related rent concessions and has applied the practical expedient introduced by the amendments made to IFRS 16 in May 2020, applied to all qualifying rent concessions.

The Company recognized rent expense from short-term leases and low-value assets of R$ 8,492 for the year ended December 31, 2023 (2022 - R$ 5,882), mainly represented by leased equipment.